FAIR VALUE OF ASSETS AND LIABILITIES - Valuation techniques (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income approach
FAIR VALUE OF ASSETS AND LIABILITIES
Ratio between monthly gross income and real estate value	0.80%	0.88%
Direct capitalization | Capitalisation rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0803	0.0813
Discounted cash flow | Discount rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.1212	0.1227
Discounted cash flow | Terminal rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0817	0.0829